Computation of Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings (loss) per share:
Net income (loss)	$ (620)	$ 6	$ 339	$ (448)	$ (138)	$ 653	$ 538	$ (213)	$ (723)	$ 840	$ 253
Less: Income allocable to participating securities										(3)	(1)
Earnings (loss) available to common stockholders									(723)	837	252
Basic weighted-average shares outstanding									331	329	207
Earnings (loss) per share, basic	$ (1.87)	$ 0.02	$ 1.02	$ (1.36)	$ (0.42)	$ 1.97	$ 1.63	$ (0.65)	$ (2.18)	$ 2.54	$ 1.22
Diluted earnings (loss) per share:
Earnings (loss) available to common stockholders									(723)	837	252
Earnings (loss) available to common stockholders including the effect of dilutive securities									(723)	864	273
Basic weighted-average shares outstanding									331	329	207
Effect of employee stock options										2	2
Diluted weighted-average shares outstanding									331	383	253
Earnings (loss) per share, diluted	$ (1.87)	$ 0.02	$ 0.89	$ (1.36)	$ (0.42)	$ 1.69	$ 1.39	$ (0.65)	$ (2.18)	$ 2.26	$ 1.08
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts									66	21	35
6% Senior Convertible Notes
Diluted earnings (loss) per share:
Effect of convertible notes on diluted earnings per share, amount										18	18
Effect of convertible notes on diluted earnings per share, shares										40	40
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts									40
4.5% Convertible Notes
Diluted earnings (loss) per share:
Effect of convertible notes on diluted earnings per share, amount										9	2
Effect of convertible notes on diluted earnings per share, shares										12	3
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts									12
5% Convertible Notes
Diluted earnings (loss) per share:
Effect of convertible notes on diluted earnings per share, amount											$ 1
Effect of convertible notes on diluted earnings per share, shares											1
4.5 % Senior Limited Subordination Convertible Notes
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts									5	11	22
Stock Options
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts									4	5	9
6% Convertible Junior Subordinated Debentures
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts									4	4	1
Restricted Stock
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts									1	1
5% Senior Convertible Notes
Potentially dilutive shares excluded from diluted per share amounts:
Potentially dilutive shares excluded from diluted per share amounts											3